Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 79.1	$ 73.6
Other	54.3	38.0
Total	279.1	263.6
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	62.9	73.4
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 82.8	$ 78.6